Retirement Plans Retirement Plans - Schedule of Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2014	$ 28
Fiscal 2015	15
Fiscal 2016	14
Fiscal 2017	14
Fiscal 2018	14
Fiscal 2019–2023	61
Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2014	11
Fiscal 2015	12
Fiscal 2016	12
Fiscal 2017	13
Fiscal 2018	13
Fiscal 2019–2023	$ 82